Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Company Total Shareholder Return ($)(3)	Peer Group Index Total Shareholder Return ($)(3)	Net Income ($)(in ’000s)	Revenue ($)(in ’000s)(4)
2024	6,521,876	17,834,849	2,809,649	6,743,619	191.99	96.62	(91,413)	224,498
2023	6,088,813	2,287,700	2,492,801	2,141,189	99.93	87.09	(105,897)	136,191
2022	4,131,452	19,431,486	1,109,242	3,438,128	99.05	79.87	(87,154)	75,014
2021	1,374,745	23,117,713	834,610	5,787,293	59.63	98.43	(59,853)	34,473

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for Dr. Zadno, our PEO for each year and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Reza Zadno, Ph.D	Kevin Waters, Hisham Shiblaq, and Alaleh Nouri
2023	Reza Zadno, Ph.D	Kevin Waters, Hisham Shiblaq, and Alaleh Nouri
2022	Reza Zadno, Ph.D	Kevin Waters, Hisham Shiblaq, and Alaleh Nouri
2021	Reza Zadno, Ph.D	Kevin Waters and Hisham Shiblaq

PEO Total Compensation Amount	$ 6,521,876	$ 6,088,813	$ 4,131,452	$ 1,374,745
PEO Actually Paid Compensation Amount	$ 17,834,849	2,287,700	19,431,486	23,117,713
Adjustment To PEO Compensation, Footnote	Amounts reported in these columns represent compensation actually paid (calculated in accordance with SEC rules) to Dr. Zadno for each year and average of the compensation actually paid to the remaining NEOs and reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	2024
Adjustments	PEO ($)	Average Non-PEO NEOs ($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(5,210,326)	(2,074,959)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	7,763,535	3,091,802
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	189,324	75,410
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (5)	6,615,398	2,136,510
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	1,955,042	705,207
TOTAL ADJUSTMENTS	11,312,973	3,933,970
The fair value valuation adjustments outlined above to calculate the compensation actually paid included assumptions that differed from those used in the Company’s grant date fair value calculations. For stock options, the fair value is measured using Black-Scholes option pricing model as of each measurement date including updated assumptions based on an analysis of the historical volatility of a peer group of publicly traded companies, the expected term for options that are expected to remain outstanding based on the simplified method, the measurement date stock price, and the risk-free interest rate based on U.S. Treasury yield for zero-coupon U.S. Treasury notes. For RSUs, the fair value is measured based on the closing fair market value of the Company’s common stock as of each measurement date. For PSUs, the fair value is measured based on the closing fair market value of the Company’s common stock as of each measurement date assuming the target performance level.

Non-PEO NEO Average Total Compensation Amount	$ 2,809,649	2,492,801	1,109,242	834,610
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,743,619	2,141,189	3,438,128	5,787,293
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in these columns represent compensation actually paid (calculated in accordance with SEC rules) to Dr. Zadno for each year and average of the compensation actually paid to the remaining NEOs and reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	2024
Adjustments	PEO ($)	Average Non-PEO NEOs ($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(5,210,326)	(2,074,959)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	7,763,535	3,091,802
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	189,324	75,410
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (5)	6,615,398	2,136,510
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	1,955,042	705,207
TOTAL ADJUSTMENTS	11,312,973	3,933,970
The fair value valuation adjustments outlined above to calculate the compensation actually paid included assumptions that differed from those used in the Company’s grant date fair value calculations. For stock options, the fair value is measured using Black-Scholes option pricing model as of each measurement date including updated assumptions based on an analysis of the historical volatility of a peer group of publicly traded companies, the expected term for options that are expected to remain outstanding based on the simplified method, the measurement date stock price, and the risk-free interest rate based on U.S. Treasury yield for zero-coupon U.S. Treasury notes. For RSUs, the fair value is measured based on the closing fair market value of the Company’s common stock as of each measurement date. For PSUs, the fair value is measured based on the closing fair market value of the Company’s common stock as of each measurement date assuming the target performance level.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	Assumes $100 invested on September 15, 2021, the closing price on the first day of trading of our common stock, including reinvestment of dividends. Peer Group Index Total Shareholder Return represents the cumulative Total Shareholder Return of the S&P Health Care Equipment Index.
Tabular List, Table
Pay Versus Performance Tabular List

We believe the following performance measures represent the most important performance measures used by us to link compensation actually paid to our executive officers for 2024:

a.Revenue
b.Adjusted EBITDA
c.US procedures completed using our robotic systems

Total Shareholder Return Amount	$ 191.99	99.93	99.05	59.63
Peer Group Total Shareholder Return Amount	96.62	87.09	79.87	98.43
Net Income (Loss)	$ (91,413)	$ (105,897)	$ (87,154)	$ (59,853)
Company Selected Measure Amount	224,498	136,191	75,014	34,473
PEO Name	Reza Zadno, Ph.D	Reza Zadno, Ph.D	Reza Zadno, Ph.D	Reza Zadno, Ph.D
Additional 402(v) Disclosure	Reflects the adjustments calculated in accordance with the methodology above to the value of options granted prior to our initial public offering in September 2021.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	The Company selected Revenue as the Company-Selected Measure due to it being an important financial measure that helps link Compensation Actually Paid to the Company’s executive officers for the most recently completed fiscal year. Specifically, Revenue is the largest component of the formula to determine annual incentive cash compensation.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,312,973
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	US procedures completed using our robotic systems
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,210,326)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,763,535
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,615,398
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,324
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,955,042
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,933,970
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,074,959)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,091,802
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,136,510
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,410
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 705,207